Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Derivative financial instruments

11Derivative financial instruments

The company had the following open Asian put options as at year end. The put options were entered into to protect the Company against gold prices lower than the strike price over the period hedged. The options are “out-of-the-money” put options which lock in a minimum price over the number of ounces that are subject to the hedge for an initial option price. These arrangements carry no further financial obligations, such as margin calls and none of the options have been designated for hedge accounting.

11.1Derivative financial assets

		2025	2024
Put options	11.1.1	8,227	—
		8,227	—

Current		954	—
Non-current		7,273	—
		8,227	—

11.1.1Put options

From December 2023 to December 31, 2025 the Company had the following put options to hedge gold price risk:

Purchase date	Ounces hedged	Strike price	Period of hedge
December 19, 2023	12,000 oz	$1,950	January 2024 to March 2024
March 7, 2024	12,000 oz	$2,050	April 2024 to June 2024
April 10, 2024	12,000 oz	$2,100	July 2024 to September 2024
October 4, 2024	12,000 oz	$2,600	October 2024 to December 2024
January 28, 2025	43,439 oz	$2,600	February 2025 to December 2025
November 12, 2025	60,000 oz	$3,500	January 2026 to December 2028
November 21, 2025	48,000 oz	$3,500	January 2026 to December 2027

A total premium of $8,838 was payable for the put options acquired on November 12, 2025, $3,838 was paid during December 2025, and the balance was paid during 2026. A loan of $5,000 was raised for the outstanding amount. The loan accrued interest at 10% per month on the outstanding amount and was paid monthly from November 2025.

A total premium of $4,176 was payable for the put options acquired on November 21, 2025. The full amount remains payable at year end and a payable of $4,176 was raised for this amount with a premium payment date of May 25, 2026.

11.1.2 Fair values

Outlined below is the fair value and cash flow movements of the put options during the year:

Derivative financial instrument expenses		2025	2024	2023
Put options	11.1.1	6,379	831	1,097
Gold purchase options		—	—	22
Derivative financial instrument expense		6,379	831	1,119

Cash flows arising from investing activities		2025	2024	2023
Acquisition of Put options	11.1.1	(5,430)	(743)	(946)
Proceeds from derivative financial liabilities – gold purchase options		—	—	178
		(5,430)	(743)	(768)

11Derivative financial instruments (continued)

11.1Derivative financial assets (continued)

11.1.2 Fair values (continued)

The change in the fair value of these put options of $6,379 (2024: $831, 2023: $1,119) has been recognised in the statement of profit or loss and other comprehensive income during the year as a loss on derivative financial instruments.

The fair value of the financial instruments is included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management of the Group have assessed that the fair values of cash and cash equivalents, trade receivables, trade payables, bank overdrafts and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The fair value of derivative financial instruments not traded in an active market is determined by using valuation techniques. The fair value of derivative financial instruments traded in an active market are classified as level 1 in the fair value hierarchy. The fair value of derivative financial instruments not traded in an active market are classified as level 2 in the fair value hierarchy. The company did not apply hedge accounting to the derivative financial instruments and all fair value losses were recorded in the consolidated statements of profit or loss and other comprehensive income. Transaction costs are recognised in profit or loss as incurred.

Level 2 Asian put options

Asian put options are measured at fair value on a recurring basis and are classified as Level 2 within the fair value hierarchy in accordance with IFRS 13.

The fair value of the Asian put options is determined using a Black-Scholes option pricing model, which estimates the fair value of the options based on the contractual terms and prevailing market conditions at the measurement date.

The valuation model incorporates observable market-based inputs, including:

●	the spot price of the underlying commodity,
●	implied volatility derived from observable market data,
●	risk-free interest rates based on observable yield curves,
●	the contractual strike price, and
●	the remaining time to maturity of the options.

The Black-Scholes model applies a risk-neutral valuation framework and discounts expected payoffs to the measurement date using the relevant risk-free rate.

No significant unobservable inputs are used in the valuation. Accordingly, the Asian put options are classified as Level 2 fair value measurements.